Income taxes (Tables)	12 Months Ended
Mar. 30, 2025
Income taxes paid (refund) [abstract]
Schedule of Major Components of Tax Expense (Income)
The components of the provision for income tax are as follows:

	Year ended
	March 30, 2025	March 31, 2024	April 2, 2023
Current income tax expense	$	$	$
Current period	33.0	15.4	44.0
Current tax related to Pillar Two income taxes	3.7	—	—
Adjustment in respect of prior periods	(1.2)	9.5	(1.9)
	35.5	24.9	42.1
Deferred income tax recovery
Origination and reversal of temporary differences	(13.4)	(0.8)	(18.5)
Effect of change in income tax rates	1.3	(0.2)	(0.6)
Adjustment in respect of prior periods	1.1	(6.3)	1.6
	(11.0)	(7.3)	(17.5)
Income tax expense	24.5	17.6	24.6

Schedule of Effective Income Tax Rate Reconciliation
The effective income tax rates differ from the weighted average basic Canadian federal and provincial statutory income tax rates for the following reasons:

	Year ended
	March 30, 2025	March 31, 2024	April 2, 2023
	$	$	$
Income before income taxes	128.1	75.7	93.5
Expected Statutory Rate	25.3%	25.5%	25.3%
Income tax at expected statutory rate	32.5	19.3	23.7
Non-deductible (taxable) items	(1.7)	(0.1)	0.8
Non-deductible stock option expense	2.5	1.7	3.0
Effect of foreign tax rates	(6.6)	(10.3)	(10.0)
Non-deductible (taxable) remeasurement of contingent consideration and put option	(2.7)	1.4	2.4
Non-deductible (taxable) foreign exchange loss	0.5	0.9	1.4
Change in tax rates	1.3	(0.2)	(0.4)
Change in deferred tax asset not recognized	(1.5)	1.7	4.1
Adjustments in respect of prior years	0.2	3.2	(0.4)
Income tax expense	24.5	17.6	24.6

Schedule of Components and Changes in Deferred Tax Assets and Liabilities
The significant components of deferred tax assets (liabilities) and their fiscal year over year change consist of the following:

		Change in the year affecting
	March 31, 2024	Net income	Foreign exchange translation	Other comprehensive income	March 30, 2025
	$	$	$	$	$
Losses carried forward	27.0	(4.0)	0.8	—	23.8
Other liabilities	7.7	6.4	(0.1)	—	14.0
Inventory capitalization	2.6	0.9	0.1	—	3.6
Capital lease	12.3	(0.7)	0.4	—	12.0
Tax relief from Swiss tax reform	1.7	(1.8)	0.1	—	—
Unrealized profit in inventory	35.4	10.4	1.3	—	47.1
Provisions and other temporary differences	8.0	(0.8)	0.3	—	7.5
Other	0.2	—	(0.4)	0.7	0.5
Total deferred tax asset	94.9	10.4	2.5	0.7	108.5
Unrealized foreign exchange	(2.7)	0.2	—	2.5	—
Intangible assets	(19.6)	(2.5)	(0.4)	—	(22.5)
Property, plant and equipment	(13.5)	2.9	(0.5)	—	(11.1)
Total deferred tax liabilities	(35.8)	0.6	(0.9)	2.5	(33.6)
Net deferred tax assets	59.1	11.0	1.6	3.2	74.9
The change in deferred tax assets and liabilities as presented in the statement of financial position are as follows:

		Changes in the year affecting
	March 31, 2024	Adjustments	Net income	Foreign exchange translation	Other comprehensive income	March 30, 2025
	$	$	$	$	$	$
Deferred tax assets	76.3	(2.6)	18.9	2.8	0.3	95.7
Deferred tax liabilities	(17.2)	2.6	(7.9)	(1.2)	2.9	(20.8)
	59.1	—	11.0	1.6	3.2	74.9

Schedule of Tax Loss Carryforwards
As at March 30, 2025, the Company had the following losses carried forward available to reduce future years’ taxable income, which losses expire as follows:

$
Expiring within 5 years	—
Between 5 and 10 years	15.1
Between 10 and 15 years	13.1
Between 15 and 20 years	43.1
Indefinite	30.1
Total	101.4
As at March 30, 2025, the Company had the following losses carried forward available to reduce future years’ taxable income geographically as follows:

$
Canada	56.2
United States	18.9
North America	75.1
EMEA[1]	26.3
Total	101.4
1.EMEA comprises Europe, the Middle East, Africa, and Latin America.